Loans and Financing - Summary of Maturities of Long term Financing Agreements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about loans and financing [line items]
Opening balance	$ 91.0	$ 3,647.6	$ 4,198.3
Principal addition	2,093.1	400.5	124.0
Interest addition	197.2	186.3	218.0
Principal payment	(1,061.8)	(645.9)	(596.3)
Interest payment	(173.2)	(188.1)	(212.7)
Foreing exchange	(6.5)	(8.2)	(83.7)
Maturities of the long-term financing agreements	4,072.5	76.1
Loan And Financing Liabilities Held For Sale	3,301.2	(3,301.2)
Business Combination	7.0
Ending balance	4,448.0	$ 91.0	$ 3,647.6
2022 [member]
Disclosure of detailed information about loans and financing [line items]
Maturities of the long-term financing agreements	676.8
2023 [member]
Disclosure of detailed information about loans and financing [line items]
Maturities of the long-term financing agreements	443.2
2024 [member]
Disclosure of detailed information about loans and financing [line items]
Maturities of the long-term financing agreements	314.5
2025 [member]
Disclosure of detailed information about loans and financing [line items]
Maturities of the long-term financing agreements	1,003.0
After 2025 [member]
Disclosure of detailed information about loans and financing [line items]
Maturities of the long-term financing agreements	$ 1,635.0